Condensed Consolidated Statements of Comprehensive Income (Unaudited) - USD ($)		3 Months Ended		9 Months Ended
		Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Details
Net Income (Loss)		$ 4,585,512	$ 3,434,083	$ 11,340,459	$ 11,799,333
Net changes related to available-for-sale securities
Unrealized gains (losses) during period		112,030	2,286,627	3,095,569	13,465,571
Income tax provision		(22,190)	(479,362)	(679,476)	(2,808,551)
Net unrealized (losses) gains		89,840	1,807,265	2,416,093	10,657,020
Reclassification of (gains)/losses to Net Income (Loss)	[1]	24	239,796	9,889	244,086
Other Comprehensive Income (Loss)		89,816	1,567,469	2,406,204	10,412,934
Total Comprehensive Income		$ 4,675,328	$ 5,001,552	$ 13,746,663	$ 22,212,267

[1]	(1)Reclassified $30 to other operating expenses and $6 to provision for income taxes on the Condensed Consolidated Statements of Income (Unaudited) during the three-month period ended September 30, 2020. Reclassified $303,539 to other operating expenses and $63,743 to provision for income taxes on the Condensed Consolidated Statements of Income (Unaudited) during the three-month period ended September 30, 2019. Reclassified $12,518 to other operating expenses and $2,629 to provision for income taxes on the Condensed Consolidated Statements of Income (Unaudited) during the nine-month period ended September 30, 2020. Reclassified $308,970 to other operating expenses and $64,884 to provision for income taxes on the Condensed Consolidated Statements of Income and Retained Earnings (Unaudited) during the nine-month period ended September 30, 2019.